CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities
Net (loss) income	¥ 1,152,723	$ 167,657	¥ 1,375,663	¥ (56,707)
Adjustments to reconcile net (loss) income to net cash from operating activities
Depreciation of property and equipment	40,244	5,853	45,156	46,455
Amortization of intangible assets	39,863	5,798	91,145	116,903
Provision for doubtful accounts	17,619	2,563	5,675	55,152
Impairment of assets	155,301	22,588	313,888	143,958
Foreign currency exchange loss (gain)	(19,979)	(2,906)	10,641	4,645
Gain on disposal of property and equipment and intangible assets	(2,496)	(363)	(670)	(5,279)
Gain on disposal of subsidiaries/VIE's subsidiary	(193,680)	(28,170)	(232,673)	(28,071)
Gain on disposal/deemed disposal of investments	(300,211)	(43,664)	(953,345)	(55,684)
Settlement and changes in fair value of contingent consideration			9,014	3,377
Changes in fair value of financial assets	(344,333)	(50,081)	(12,959)	94
Loss (Gain) from equity method investments	384	56	(495)	11,363
Gain on dividends received from long-term investment investees	0	0	(58,741)	(123)
Gain on settlement of consideration of business combination			(3,383)
Deferred income tax (benefits) expenses	8,065	1,173	(25,306)	(53,432)
Share-based compensation expenses	85,118	12,380	73,316	306,149
Changes in operating assets and liabilities
Accounts receivable	(25,302)	(3,680)	(63,517)	26,067
Prepayments and other current assets	(264,815)	(38,516)	(179,286)	(180,833)
Due from related parties	(59,198)	(8,610)	(15,884)	15,353
Other non-current assets	(4,951)	(720)	(4,042)	(217)
Accounts payable	(3,742)	(544)	(10,346)	50,231
Accrued expenses and other current liabilities	15,540	2,260	189,875	(5,266)
Due to related parties	(29,582)	(4,303)	11,307	14,203
Income tax payable	66,415	9,660	39,353	(14,752)
Other non-current liabilities	12,607	1,834	21,202
Net cash provided by operating activities	345,590	50,265	625,588	393,586
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets	(65,403)	(9,512)	(25,890)	(117,691)
Purchase of other long-term investments	(523,729)	(76,173)	(330,119)	(311,334)
Purchase of equity method investments	(5,721)	(832)	(54,516)	(6,542)
Purchase of put option	(1,200)	(175)
Purchase of short-term investments	(2,492,046)	(362,453)	(2,000,669)	(915,963)
Proceeds from maturity of short-term investments	3,049,145	443,480	940,826	590,566
Acquisition of business, net of cash acquired			(77,392)	(366,834)
Dividends from long-term investment investees			58,741	96
Proceeds from disposal of subsidiaries/VIE's subsidiary	71,516	10,402	152,653	8,184
Proceeds from disposal of property and equipment and intangible assets	14,290	2,078	1,426	60
Proceeds and deposits from disposal of equity method investments	1,462	213	26,930	16,125
Proceeds and advance from disposal of other long-term investments	576,822	83,895	1,109,614	82,259
Loans to related parties	(73,081)	(10,629)	(108,671)	(13,000)
Loans to third parties	(70,080)	(10,193)	(34,097)
Repayment of loans from related parties	33,907	4,932	109,671	6,031
Repayment of loans from third parties	22,754	3,309		3,000
Repayment of loans from an investor of an equity investee				1,574
Net cash (used in) provided by investing activities	538,636	78,342	(231,493)	(1,023,469)
Cash flows from financing activities
Proceeds from bank loans				332,078
Repayment for bank loans	(329,145)	(47,872)	(138,656)	(8,873)
Proceeds and advance from exercise of restricted shares with an option feature	21,234	3,088	43,688	37,329
Settlement of contingent consideration			(25,777)	(23,116)
Share repurchase	(221,749)	(32,252)		(178,991)
Capital contribution from noncontrolling shareholders	172	25	11,905
Payment of withholding tax for dividend to noncontrolling shareholders			(2,700)
Payment of dividend to noncontrolling shareholders	(17,023)	(2,476)
Proceeds from issuance of redeemable noncontrolling interests			635,795
Purchase of shares from noncontrolling shareholders			(16,189)	(8,007)
Net cash provided by (used in) financing activities	(546,511)	(79,487)	508,066	150,420
Effect of exchange rate changes on cash, cash equivalents and restricted cash	44,624	6,491	(73,275)	58,820
Net (decrease) increase in cash, cash equivalents and restricted cash	382,339	55,611	828,886	(420,643)
Cash, cash equivalents and restricted cash at beginning of the year	2,407,637	350,174	1,578,751	1,999,394
Cash, cash equivalents and restricted cash at end of the year	2,789,976	405,785	2,407,637	1,578,751
Supplemental disclosures
Income taxes paid	(38,217)	(5,558)	(7,695)	(67,962)
Interest expense paid	(2,956)	(430)	(11,988)	(7,306)
Non-cash investing and financing activities:
Acquisition of property and equipment and intangible assets included in accrued expenses and other liabilities	8,725	1,269	30,530	10,902
Disposal of subsidiaries included in prepayments and other current assets	¥ 33,084	$ 4,812	93,071
Disposal of investments included in prepayments and other current assets			47,818	22,143
Contingent consideration payable for business acquisitions				¥ 25,067
Non-cash acquisition of other long-term investments			329,710
Non-cash acquisition of business			¥ 6,944